LONG TERM INVESTMENTS	12 Months Ended
Sep. 30, 2020
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments Disclosure [Text Block]

9.         LONG TERM INVESTMENTS

The Company owns 17.94% equity interest in Jilin Jinong Hi-tech Development Shares Co. Ltd. ("Jinong") and accounted for the equity investment without readily determinable fair value (previously known as cost method investment) as of September 30, 2019 and 2020.

The Company recorded an impairment loss of RMB2,374,  RMBnil, and RMB5,994 on its equity investment without readily determinable fair value for the years ended September 30, 2018, 2019 and 2020, respectively.